Investment Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Security	Dec. 31, 2012 Security	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Federal Reserve stock owned by Company	$ 467,000	$ 803,000
Federal Home Loan Bank stock	717,000	1,500,000
Securities available for sale pledged as collateral on public deposits	63,100,000	48,800,000	37,700,000
Number of mortgage backed securities related to unrealized losses	13	7
Number of treasury note related to unrealized losses	1	2
Number of Government agency bond	10
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of mortgage backed securities	2
Available for sale securities	$ 0